Summary of significant accounting policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

Basis of presentation

The consolidated financial statements of the Company are unaudited and have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial reporting and in accordance with Regulation S-X, Rule 10-01 promulgated by the Securities and Exchange Commission (“SEC”). Accordingly, the financial statements may not include all the information and footnotes required by U.S. GAAP for complete financial statements. Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification, or ASC, and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 20-F filed with the SEC on March 29, 2024, as amended by Amendment No. 1 of Form 20-F/A filed with the SEC on April 1, 2024. The balance sheet as of December 31, 2023 was derived from audited consolidated financial statements included in the Company’s Annual Report but does not include all disclosures required by U.S. GAAP.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from these interim financial statements. However, these interim financial statements include all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of the Company’s management, necessary to fairly state the results of the interim period. The interim results are not necessarily indicative of results to be expected for the full year.

A summary of the significant accounting policies applied in the preparation of these consolidated financial statements is presented below, only for the categories and headings now applicable and that might be applicable in the future based on the Company’s business. These policies have been consistently applied, unless otherwise stated.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts reported in the financial statements and the disclosures made in the accompanying notes. Estimates and assumptions reflected in these consolidated financial statements include but are not limited to, the accrual for research and development and clinical expenses and related milestone payments, share-based compensation expense, valuation of research and development tax credits, the valuation of equity and the recoverability of the Company’s net deferred tax assets and related valuation allowance. Estimates are periodically reviewed considering changes in circumstances, facts, and experience. Actual results may differ from these estimates under different assumptions or conditions. Changes in estimates are recorded in the period in which they become known. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed below.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with original maturities of 90 days or less at acquisition to be cash equivalents like short-term marketable securities, which amounts may at times exceed federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk. In the Consolidated Statements of Cash Flows, cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments. In the consolidated balance sheets, bank overdrafts, if any, are shown in current liabilities. Cash and cash equivalents are reported at fair value and are detailed as follows:

	At June 30,	At December 31,
	2024	2023
	(Unaudited)
Cash in bank	€3,945,143	€3,687,402
Cash in short-term marketable securities	2,238,823	-
Cash in hand & prepaid cards	4,000	4,018
Total cash and cash equivalents	€6,187,966	€3,691,420

Marketable securities

The Company’s marketable securities are maintained by management and investment managers and consist of highly rated domestic and foreign government debt securities. Debt securities are carried at fair value with the unrealized gains and losses included in other comprehensive income (loss) as a component of shareholders’ equity until realized. Any premium arising at purchase is amortized to the earliest call date and any discount arising at purchase is accreted to maturity. Amortization and accretion of premiums and discounts are recorded in interest income, net. Realized gains and losses on debt securities are determined using the specific identification method and are included in other income(expense), net.

The Company classifies marketable securities with a remaining maturities when purchased of greater than three months as available-for-sale. Marketable securities with a remaining maturity date greater than one year are classified as non-current assets.

Effective January 1, 2023, the Company adopted ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Statements (“ASU 2016-13” or “ASC 326”), using the effective date method. As the Company had never recorded any other-than-temporary-impairment adjustments to its available-for-sale debt securities prior to the effective date, no transition provisions are applicable to the Company.

The Company assesses its available-for-sale debt securities under the available-for-sale debt security impairment model in ASC 326 as of each reporting date to determine if a portion of any decline in fair value below carrying value recognized on its available-for-sale debt securities is the result of a credit loss. The Company records credit losses in the Consolidated Statements of Operations and Comprehensive Loss as credit loss expense within other income (expense), net, which is limited to the difference between the fair value and the amortized cost of the security. To date, the Company has not recorded any credit loss on its available-for-sale debt securities.

Accrued interest receivable related to the Company’s available-for-sale debt securities is presented within receivables and other current assets on the Company’s Consolidated Balance Sheets. The Company has elected to exclude accrued interest receivable from both the fair value and the amortized cost basis of available-for-sale debt securities for the purposes of identifying and measuring any impairment. The Company writes off accrued interest receivable once it has determined that the asset is not realizable. Any write-offs of accrued interest receivable are recorded by reversing interest income, recognizing credit loss expense, or a combination of both. To date, the Company has not written off any accrued interest receivables associated with its marketable securities.

Net loss and comprehensive loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. ASC 220 Comprehensive Income requires that an entity records all components of comprehensive (loss) income, net of their related tax effects, in its financial statements in the period in which they are recognized. For the six months ended June 30, 2024, the net loss was equal to €4.0 million and the comprehensive loss was equal to €4.1 million. At June 30, 2023, the comprehensive loss was equal to the net loss.

Net loss per share

Net loss per share (“EPS”) is computed in accordance with U.S. GAAP. Basic EPS is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period. Diluted EPS reflects potential dilution and is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period increased by the number of additional ordinary shares that would have been outstanding if all potential ordinary shares had been issued and were dilutive.

The EPS calculation was applied at the Company conversion to an S.p.A. in June 2021. Prior to the conversion to an S.p.A., the Company’s equity ownership interests were represented by quotas, as opposed to shares, and accordingly, an EPS calculation was not possible. The Company’s shareholders have authorized 59.7 million ordinary shares. In July 2023, in the Prior ATM Offering, 100 new ADSs were issued. In March 2024, 72,908 additional ADSs were issued in the Current ATM Offering. At June 30, 2024, the Company had 18,289,866 ordinary shares issued and outstanding, with approximately 1.8 million ordinary shares reserved for the Company’s Equity Incentive Plan 2021–2035.

At June 30, 2024 and June 30, 2023, the Company had options on 280,033 and 318,459 ordinary shares outstanding, respectively, and 23,502 ordinary share equivalents in the form of underwriters’ ordinary share warrants. Dr. Squinto, the Company’s former Chairman of the Board, held options on 147,783 shares that expired unexercised as of April 2024.

Diluted EPS was not relevant at June 30, 2024 and June 30, 2023, as the effect of ordinary share equivalents, in the form of 23,502 underwriters’ ordinary share warrants, and options on 280,033 and 318,459 ordinary shares, respectively, would have been anti-dilutive. (See Note 10. Shareholders’ equity and Note 11. Share-based compensation.)

Foreign currency translation

The reporting and functional currency of the Company is Euros. All amounts are presented in Euros unless otherwise stated. All amounts disclosed in the consolidated financial statements and notes have been rounded to the nearest Euro unless otherwise stated. Foreign currency transactions, if any, are translated into Euros using the exchange rates prevailing at the date(s) of the transaction(s) or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Operations and Comprehensive Loss. For financial reporting purposes, the assets and liabilities of the U.S. Subsidiary are translated into EUR using exchange rates in effect at the balance sheet date. The net income/(loss) of the U.S. Subsidiary is translated into EUR using average exchange rates in effect during the reporting period. The resulting currency translation impact is recorded in the Consolidated Statements of Changes in Shareholders’ Equity as a cumulative translation adjustment. At June 30, 2024 and June 30, 2023, the currency translation impact was not material.

During the six months ended June 30, 2024, the unrealized foreign exchange net gain was €0.2 million. During the six months ended June 30, 2023, the unrealized foreign exchange net loss was €0.2 million. The minimal change in the net foreign exchange rate effect was due to the fluctuation in the USD exchange rate with the Euro.

Emerging growth company status

The Company is an “emerging growth company,” as defined in the U.S. Jumpstart Our Business Startups Act (the “JOBS Act”) and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company may take advantage of these exemptions until the Company is no longer an “emerging growth company.” Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards and, because of this election, its consolidated financial statements may not be comparable to companies that comply with public company effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of its IPO or such earlier time that it is no longer an “emerging growth company.”

Fair value measurements

Certain assets and liabilities of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.

●	Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

●	Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The carrying values of the Company’s research and development (“R&D”) tax credits, VAT credits, accounts payable, accrued expenses and other current liabilities were evaluated and determined to approximate their fair values due to the short-term nature of these assets and liabilities.

	June 30, 2024
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€6,187,966	6,187,966	€-	€-
Marketable securities	10,718,210	10,718,210	-	-
Total cash and cash equivalents and marketable securities	€16,906,176	€16,906,176	€-	€-

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	3,691,420	3,691,420
Marketable Securities	€15,084,284	15,084,284	€-	€-
Total cash and cash equivalents and marketable securities	€18,775,704	€18,775,704	€-	€-

Segment information

Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company and its chief operating decision-maker view the Company’s operations, and manages its business, in one operating segment, which is the research and development in the pharmaceutical sector with a focus on developing novel therapeutics to treat cancer.

Tax credit on investments in R&D

In line with the legislation in force at December 31, 2023, and for the fiscal year 2024, companies in Italy that invest in eligible R&D activities, regardless of the legal form and economic sector in which they operate, can benefit from a tax credit which can be used in order to reduce most taxes payable, including income tax or regional tax on productive activities, as well as social security contributions and payroll withholding taxes.

Starting with the fiscal year 2023 (“FY 2023”), for eligible R&D activities, the tax credit is equal to 10% of the eligible costs incurred, with a maximum annual amount of €5.0 million. In addition, the law extended the measure up to the tax period ended December 31, 2031.

The eligible activities consist of fundamental research, industrial research, and experimental development as defined respectively of the letters m), q) and j) of point 15, par. 1.3 of the Communication no. 198/2014 of the European Commission. To determine the cost basis of the benefit, the following expenses are eligible:

●	Personnel costs;

●	Depreciation charges, costs of the financial or simple lease and other expenses related to movable tangible assets and software used in R&D projects;

●	Expenses for extra-euro research contracts concerning the direct execution of eligible R&D activities by the provider;

●	Expenses for consulting services and equivalent services related to eligible R&D activities; and,

●	Expenses for materials, supplies, and other similar products used in R&D projects.

The Company accounts for this receivable in accordance with International Accounting Standards (IAS) 20, Accounting for Government Grants and Disclosure of Government Assistance. The receivable is recognized when there is reasonable assurance that: (1) the recipient will comply with the relevant conditions; and (2) the grant will be received. The Company has elected to present net of the related expenditure on the Consolidated Statements of Operations and Comprehensive Loss.

While these tax credits can be carried forward indefinitely, the Company recognized an amount that reflects management’s best estimate of the amount that is reasonably assured to be realized or utilized in the foreseeable future based on historical benefits realized, adjusted for expected changes, as applicable. The tax credits are recorded as an offset to research and development expenses in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

Share-based compensation

To reward the efforts of employees, officers, directors, and certain consultants, and to promote the Company’s growth and development, the Board may approve, upon occasion, various share-based awards. The Company’s stock option plan (the “Equity Incentive Plan 2021–2025” or the “Plan”), pursuant to which stock options are granted, was originally approved on May 20, 2021.

In June 2023, the Company’s shareholders modified the Plan to extend the final deadline for the issuance of the ordinary shares until December 31, 2035, to allow all stock options granted during the term of the Plan could provide for an exercise period of 10 years starting from the date of grant. (See Note 11. Share-based compensation.)

Currently, the Company has authorized options on 1,828,986 ordinary shares (i.e., 10% of the number of shares outstanding, which was 18,289,866 ordinary shares outstanding at June 30, 2024); however, as provided by the Plan, the Company may increase the authorized shares under the Plan up to a maximum of 2,700,000 ordinary shares without further shareholder approval. Therefore, as the Company raises additional capital, the Board has the authority to issue options on 1,828,986 to 2,700,000 ordinary shares, as the number of issued and outstanding ordinary shares grows, i.e., the Company does not have to obtain further authorization from shareholders to increase the number of ordinary shares available for equity grants until the outstanding ordinary shares exceed 27,000,000.

The Company measures its stock option awards granted to employees, officers, directors, and consultants under the Plan based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is normally the vesting period of the respective award. Forfeitures are accounted for as they occur. The measurement date for option awards is the date of the grant. The Company classifies stock-based compensation expense in its Consolidated Statement of Operations and Comprehensive Loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

The Company chose the Black-Scholes-Merton model because it is considered easier to apply and it is a defined equation and incorporates only one set of inputs. As a result, it is the model most commonly in use.

Representative warrants

Upon the closing of the Company’s IPO, the Company issued 23,502 warrants to the underwriters of the offering (“Warrants”). The Warrants are exercisable at a per share exercise price equal to 125% of the public offering price (i.e., $14.375) per ADS sold in the IPO. The Warrants are exercisable at any time and from time to time, in whole or in part, during the four and one-half-year period commencing June 13, 2022. The Warrants will provide for adjustment in the number and price of the Warrants and the ADSs underlying such Warrants in the event of recapitalization, merger, stock split, or other structural transaction, or a future financing undertaken by the Company. The Warrants were evaluated under applicable guidance and accordingly classified as equity in the consolidated financial statements.

Non-current assets right-of-use (“ROU”)

Upon commencement of a contract containing a lease, the Company classifies leases other than short-term leases as either an operating lease or a finance lease according to the criteria prescribed by ASC 842. The Company recognizes both lease liabilities and ROU assets on the balance sheet for all leases, except for short-term leases (those with a lease term of 12 months or less). Lease liabilities are initially measured at the present value of the future lease payments over the lease term, discounted at the rate implicit in the lease or, if that rate is not readily determinable, the Company’s incremental borrowing rate. The ROU assets represent the lessee’s right to use the underlying asset for the lease term and are initially measured at the same amount as the corresponding lease liability. For finance leases, the Company recognizes interest expense on the lease liability and amortization expense on the ROU asset. For operating leases, lease expense is recognized on a straight-line basis over the lease term.

In February 2022, the Company entered into a four-year (i.e., 48-month) lease of an automobile, with an ending date of January 2026. The “base” annual lease payment is €13,967 payable monthly in the amount of €1,164. The lease payment will remain fixed for the four (4) years. The automobile lease was identified and accounted for as a finance-type lease.

For the initial measurement, the calculation of the net present value of the ROU asset and liability was made by using the discounted rate of 6.25% and was determined to be approximately €49,320. Lessee initial direct costs were deemed not material. Other non-lease component costs for lease insurance were accounted for separately from the lease. At June 30, 2024, the net present value of the ROU asset and liability amounted to approximately €21,004. The liability was determined to be €13,023 as a current liability and €7,981 as a long-term liability.

Fixed Assets

Property and equipment are stated at cost, including any accessory and direct costs that are necessary to make the assets fit for use, and adjusted by the corresponding accumulated depreciation. Depreciation is systematically recorded in the consolidated financial statements by taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated useful economic lives. Leasehold improvement depreciation is recorded based on the shorter of: (i) the life of the leasehold improvement; or, (ii) the remaining term of the lease.

Ordinary maintenance costs are expensed to the Consolidated Statements of Operations and Comprehensive Loss in the year in which they are incurred. Extraordinary maintenance costs, the purpose of which is to extend the useful economic life of the asset, to technologically upgrade it, and/or to increase its productivity or safety for the purpose of economic productivity of the Company, are attributed to the asset to which they refer and depreciated based on its estimated useful economic life. Amortization of leasehold improvements is computed using the straight-line method based on the terms of the applicable lease or estimated useful life of the improvements, whichever is less.

Impairment of long-lived assets

In accordance with ASC Topic 360-10-20, ‘‘Property, Plant and Equipment,” the Company performs an impairment test whenever events or circumstances indicate that the carrying value of long-lived assets with finite lives may be impaired. Impairment is measured by comparing the carrying value of the long-lived assets to the estimated undiscounted pre-tax cash flows expected to result from the use of such assets and their ultimate disposition. In circumstances where impairment is determined to exist, the Company will write down the asset to its fair value based on the present value of estimated cash flows. To date, no impairments have been identified for the six months ended June 30, 2024, and June 30, 2023.

Deferred offering costs

Deferred offering costs, which primarily consist of direct, incremental legal and accounting fees relating to fundraising activities (e.g., an IPO or other fundraising activities), are capitalized within prepaid expenses and other current assets before the offering and netted or offset with the offering proceeds upon closing of the offering.

For the six months ended June 30, 2024, the Company incurred approximately €0.2 million of ATM offering costs that were fully expensed as general and administrative costs in the Consolidated Statement of Operations and Comprehensive Loss.

For the six months ended June 30, 2023, the Company incurred approximately €0.3 million of ATM offering costs that were fully expensed as general and administrative costs in the Consolidated Statement of Operations and Comprehensive Loss.

Recently issued accounting pronouncements

In November 2023, the FASB issued ASU 2023-07 which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by requiring incremental disclosures for segment reporting. The effective date for ASU 2023-07 is for fiscal years beginning after December 15, 2023 and interim periods with fiscal years beginning after December 15, 2024. The amendment requires companies to disclose more information about their reportable segments, including: (1) significant segment expenses, (2) ‘other’ segment items, (3) the title and position of the chief operating decision maker (“CODM”), (4) how the CODM uses the reported measure(s) of segment profit or loss and (5) annual disclosures about a reportable segment’s profit or loss and assets. The Company will be providing the enhanced reportable segment financial disclosures effective with its Annual Report on Form 20-F for the year ending December 31, 2024.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which modifies the rules on income tax disclosures to require disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The guidance is effective for annual periods beginning after December 15, 2024, with early adoption permitted. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on our consolidated financial statements and related disclosures.

In March 2024, the FASB issued ASU 2024-01, Scope Application of Profits Interest and Similar Awards, which clarifies how an entity determines whether a profits interest or similar award (hereafter a “profits interest award”) is (1) within the scope of Accounting Standards Codification (ASC) 718, Compensation — Stock Compensation, or (2) not a share-based payment arrangement and therefore within the scope of other guidance. For public business entities, ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. The Company currently expects that this ASU will not have a material impact on its consolidated financial statements.